Result of the Year - Schedule of Reconciliation of Effective Tax Rate to Statutory Corporate Income Tax Rate (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Net loss before tax	kr (631,480)	kr (635,161)	kr (342,997)
Corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Computed income tax benefit	kr 138,926	kr 139,735	kr 75,459
Tax effect of:
Adjustments prior years	(385)	(1,065)
Other non-deductible expenses, including US listing-related costs and share-based compensation	11,147	2,750	(498)
Effect of different tax rate	892	(673)
Deferred tax asset not recognized after tax credit	(145,639)	(138,832)	(69,461)
Income tax benefit	kr 4,941	kr 1,915	kr 5,500